Pledged Assets And Collateral (Narrative) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Pledged Assets And Collateral [Line Items]
Investment securities pledged as collateral for acting as a collection agent for public funds	¥ 18,613,788,000,000
Reserve funds included in Cash and due from banks and Interest-earning deposits in other banks	5,697,318,000,000	3,562,136,000,000
Average reserves included in Cash and due from banks and Interest-earning deposits in other banks	4,566,092,000,000	2,875,129,000,000
Pledged assets that may not be sold or repledged by secured parties	27,267,000,000,000
Fair value of securities received as collateral that can be resold or repledged	11,873,000,000,000	11,721,000,000,000
Fair value of securities received as collateral that have been resold or repledged	8,190,000,000,000	8,530,000,000,000
Cash collateral paid for derivative transactions included in other assets	1,573,698,000,000	1,334,968,000,000
Cash collateral received for derivative transactions included in other liabilities	¥ 366,544,000,000	¥ 272,806,000,000